Class A, C, R and Y | Invesco Macro International Equity Fund
Fund Summary
Investment Objective(s)
The Fund's investment objective is to provide total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information - Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, C, R and Y Invesco Macro International Equity Fund	Class A		Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none
[1]	A contingent deferred sales charge may apply in some cases. See "Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs)."

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, C, R and Y Invesco Macro International Equity Fund		Class A	Class C	Class R	Class Y
Management Fees		0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		7.01%	7.01%	7.01%	7.01%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		8.22%	8.97%	8.47%	7.97%
Fee Waiver and/or Expense Reimbursement	[1]	6.78%	6.78%	6.78%	6.78%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.44%	2.19%	1.69%	1.19%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.43%, 2.18%, 1.68% and 1.18%, respectively, of the Fund's average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 29, 2016 and June 30, 2016, respectively. The fee waiver agreements cannot be terminated during their terms.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Class A, C, R and Y Invesco Macro International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	689	2,246	3,705	6,960
Class C	322	1,994	3,628	7,178
Class R	172	1,862	3,436	6,919
Class Y	121	1,727	3,239	6,643

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Class A, C, R and Y Invesco Macro International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	689	2,246	3,705	6,960
Class C	222	1,994	3,628	7,178
Class R	172	1,862	3,436	6,919
Class Y	121	1,727	3,239	6,643

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period December 17, 2013 (commencement of operations) to October 31, 2014, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund will attempt to achieve its objective primarily through investments in equity securities, derivative instruments and cash.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity securities in which the Fund invests is common stock.

The Fund generally will seek to maintain equity exposure by owning stocks equal to approximately 85–95% of the Fund's assets. However, the Fund's net equity exposure may vary between approximately 55% and 125% of the Fund's assets, depending on Invesco Advisers, Inc.'s (Invesco or the Adviser) short-term and long-term views of whether the particular equity markets in which the Fund invests are attractive or not. Equity exposure greater than or less than the Fund's equity exposure through owning stocks will generally be achieved through investments in equity-related futures and other derivatives. The Fund's assets that are not invested in equities or derivatives will be held in cash or cash equivalent instruments, including affiliated money market funds. The larger the value of the Fund's derivative positions, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.

Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside the U.S. The Fund may hold up to 100% of its assets in securities of issuers located in foreign countries, including emerging markets countries (i.e., those that are in the initial stages of their industrial cycles). The Fund may invest in companies of any market capitalization.

The investment team employs a three-step investment and portfolio construction process.

In the first step, the portfolio managers seek to obtain core equity exposure by investing in companies included in indices with alternative weighting schemes (sometimes referred to as "smart beta" indices). These indices are currently created and maintained by third-party index providers and differ from traditional, market capitalization-based indices in that they use equal weighting, low volatility or other methodologies to determine the stocks included in the indices and the weights of individual stocks within the indices. The management team intends to invest in companies in approximately the same proportion as they are represented in the smart beta indices that the management team determines are representative of the equity markets in which the Fund seeks to invest. Different portions or "sleeves" of the Fund will seek to track different smart beta indices to achieve what the management team believes is appropriate diversification.

The second step seeks to determine whether individual equity markets are attractively priced relative to fundamentals. The management team uses a proprietary fundamental methodology in determining individual equity market valuations. The investment approach focuses on four concepts: absolute valuation, relative valuation, the economic environment, and historic price movements. When the balance of these concepts is positive, the management team will increase exposure to a region or country's equity market by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to a region or country's equity market strategic assets when the balance of these concepts is negative.

In the third step, the portfolio managers actively adjust portfolio positions to reflect the near-term environment while remaining consistent with what they believe is an optimized portfolio structure. The portfolio managers set controlled ranges around these tactical, near-term adjustments in order to maintain what they believe is an optimal long-term allocation. The tactical ranges differ for each equity market based on the management team's estimates of risk for each such market.

The Fund uses derivatives and other leveraged instruments to increase and decrease the Fund's exposure to equities. The Fund may hold long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset. A short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund's use of derivatives and the leveraged investment exposure created by the use of derivatives may be greater than other mutual funds. The derivatives in which the Fund will invest will include but are not limited to equity-related futures contracts, swap agreements, such as total return swaps, and forward foreign currency contracts.

Futures contracts will be used to increase or reduce equity market exposure in the jurisdictions in which the Fund invests.

Swap contracts will be used to increase or reduce equity market exposure in the jurisdictions in which the Fund invests.

In addition to using derivatives to increase or reduce equity exposure, the Fund may also use derivatives, such as forward foreign currency contracts, for hedging foreign currency exposure, which means that they may be used when the Fund's portfolio managers seek to protect the Fund's investments from currency fluctuations.

Historically the Fund has not hedged the currency exposure created by its investments in foreign securities but has the ability to do so if deemed appropriate by the Fund's portfolio managers.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Currency/Exchange Rate Risk. The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund's returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund's ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than mutual funds that do not use derivative instruments or that use derivative instruments to a lesser extent than the Fund to implement their investment strategy.

Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund's foreign investments may be affected by changes in a foreign country's exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results. The portfolio managers' use of derivative instruments that provide economic leverage may increase the volatility of the Fund's net asset value, which may increase the potential of greater losses that may cause the Fund to liquidate positions when it may not be advantageous to do so. In addition, the Fund will likely underperform the broader equity markets in which the Fund invests during market rallies when the Fund's equity exposure is less than 100% of the Fund's assets. Such underperformance could be significant during sudden or significant market rallies.

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended June 30, 2014): 5.77% Worst Quarter (ended September 30, 2014): -5.36%
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns Class A, C, R and Y Invesco Macro International Equity Fund	1 Year	Since Inception	Inception Date
Class A:	(11.59%)	(7.47%)	Dec. 17, 2013
Class A: Return After Taxes on Distributions	(12.25%)	(8.14%)	Dec. 17, 2013
Class A: Return After Taxes on Distributions and Sale of Fund Shares	(6.21%)	(5.80%)	Dec. 17, 2013
Class C:	(8.04%)	(3.02%)	Dec. 17, 2013
Class R:	(6.68%)	(2.57%)	Dec. 17, 2013
Class Y:	(6.30%)	(2.10%)	Dec. 17, 2013
MSCI All Country World ex-U.S. Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(3.87%)	(3.87%)	Dec. 31, 2013
Lipper International Large-Cap Core Funds Index	(4.78%)	(4.78%)	Dec. 31, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.